Fair Value of Financial Instruments (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Level 2 | Interest rate swaps
Fair value measurements
Derivative liabilities (included in other current liabilities)	$ (5,268)	$ (7,751)
Derivative liabilities (included in other liabilities)	(1,066)	(5,777)
Level 3 | Cross currency swaps
Fair value measurements
Derivative liabilities (included in other current liabilities)	(3,855)	(3,818)
Derivative liabilities (included in other liabilities)	$ (18,399)	$ (21,044)